Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 2,932	€ 3,300	€ 3,233
Total Research and development costs	5,784	5,619	5,200
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	2,149	2,193	1,889
Impairment and write-off of capitalized development expenditures	€ 703	€ 126	€ 78